Schedule of investments
Nomura Corporate Bond Fund	October 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Collateralized Loan Obligations — 0.78%
Benefit Street Partners CLO X Series 2016-10A A2R3 144A 5.584% (TSFR03M + 1.70%, Floor 1.70%) 7/20/38 #, •	2,810,000	$ 2,812,169
Davis Park CLO Series 2022-1A BR 144A 5.584% (TSFR03M + 1.70%, Floor 1.70%) 7/20/38 #, •	2,750,000	2,752,159
Magnetite LI CLO Series 2025-51A A1 144A TBD (TSFR03M + 1.20%, Floor 1.20%) 10/25/38 #, •	2,700,000	2,700,000
Total Collateralized Loan Obligations (cost $8,260,000)		8,264,328

Corporate Bonds — 97.29%
Banking — 22.39%
Banco Santander
4.551% 11/6/30	3,200,000	3,203,525
5.127% 11/6/35	5,400,000	5,408,152
Bank of America
5.518% 10/25/35 μ	5,783,000	5,930,933
6.204% 11/10/28 μ	6,820,000	7,093,930
6.25% 7/26/30 μ, ψ	4,705,000	4,790,890
6.625% 5/1/30 μ, ψ	2,815,000	2,934,370

Barclays 9.625% 12/15/29 μ, ψ	6,980,000	7,930,069
Citigroup
5.174% 9/11/36 μ	4,010,000	4,061,459
6.875% 8/15/30 μ, ψ	6,160,000	6,353,695

Credit Agricole 144A 4.818% 9/25/33 #, μ	6,160,000	6,126,240
Deutsche Bank
4.95% 8/4/31 μ	3,590,000	3,624,488
5.297% 5/9/31 μ	3,555,000	3,638,497
6.819% 11/20/29 μ	4,193,000	4,478,106
7.146% 7/13/27 μ	4,120,000	4,197,955
Goldman Sachs Group
4.369% 10/21/31 μ	5,620,000	5,597,023
4.939% 10/21/36 μ	7,205,000	7,172,606
5.218% 4/23/31 μ	5,565,000	5,744,197
6.125% 11/10/34 μ, ψ	3,579,000	3,652,312
6.484% 10/24/29 μ	8,145,000	8,656,218

Huntington Bancshares 6.25% 10/15/30 μ, ψ	3,230,000	3,204,038
NQ- 460 [1025] 1225 (5043116)    1

Schedule of investments
Nomura Corporate Bond Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase & Co.
4.81% 10/22/36 μ	5,250,000	$ 5,235,300
5.576% 7/23/36 μ	5,210,000	5,405,427
6.254% 10/23/34 μ	8,497,000	9,361,008
Morgan Stanley
4.133% 10/18/29 μ	2,095,000	2,090,425
4.892% 10/22/36 μ	3,065,000	3,049,334
5.664% 4/17/36 μ	3,005,000	3,165,368
6.407% 11/1/29 μ	7,610,000	8,069,125
6.627% 11/1/34 μ	6,485,000	7,271,085

NatWest Group 5.115% 5/23/31 μ	8,800,000	9,038,340
NatWest Markets 144A 5.022% 3/21/30 #	1,035,000	1,064,698
Nordea Bank 144A 6.75% 11/10/33 #, μ, ψ	3,896,000	4,025,635
PNC Financial Services Group 3.40% 9/15/26 μ, ψ	2,815,000	2,737,241
Popular 7.25% 3/13/28	7,805,000	8,186,899
Royal Bank of Canada 6.50% 11/24/85 μ	5,395,000	5,389,136
Societe Generale 144A 6.10% 4/13/33 #, μ	4,565,000	4,815,504
State Street 4.784% 10/23/36 μ	2,685,000	2,675,152
Toronto-Dominion Bank 6.35% 10/31/85 μ	3,740,000	3,786,471
Truist Financial 4.964% 10/23/36 μ	5,365,000	5,285,467
UBS Group
144A 5.01% 3/23/37 #, μ	3,860,000	3,843,883
144A 7.00% 2/5/35 #, μ, ψ	1,016,000	1,027,118
144A 9.25% 11/13/28 #, μ, ψ	6,065,000	6,617,673
US Bancorp
2.491% 11/3/36 μ	4,560,000	3,942,156
6.787% 10/26/27 μ	5,575,000	5,713,705
Wells Fargo & Co.
4.892% 9/15/36 μ	7,290,000	7,288,647
5.15% 4/23/31 μ	3,260,000	3,362,716
5.244% 1/24/31 μ	3,165,000	3,276,441

Zions Bancorp 4.704% 8/18/28 μ	7,950,000	7,948,256
		237,470,913
Basic Industry — 3.95%
BHP Billiton Finance USA 5.75% 9/5/55	6,150,000	6,426,147
Dow Chemical 5.65% 3/15/36	7,370,000	7,381,720
International Paper
6.00% 11/15/41	1,842,000	1,929,232
7.30% 11/15/39	2,325,000	2,713,567

PPG Industries 4.375% 3/15/31	7,185,000	7,161,195
2    NQ- 460 [1025] 1225 (5043116)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)

Smurfit Kappa Treasury 5.438% 4/3/34	5,085,000	$ 5,267,626
Smurfit Westrock Financing DAC 5.418% 1/15/35	5,110,000	5,268,482
Steel Dynamics 5.375% 8/15/34	5,530,000	5,745,474
		41,893,443
Brokerage — 4.93%
Blackstone Reg Finance
4.30% 11/3/30	3,165,000	3,155,576
5.00% 12/6/34	5,560,000	5,587,685

Brookfield Asset Management 6.077% 9/15/55	2,980,000	3,088,778
Brookfield Finance 5.33% 1/15/36	6,895,000	6,949,037
Jefferies Financial Group
5.875% 7/21/28	1,470,000	1,520,634
6.20% 4/14/34	4,565,000	4,792,383

KKR & Co. 5.10% 8/7/35	10,760,000	10,742,468
Raymond James Financial 5.65% 9/11/55	8,675,000	8,561,193
TPG Operating Group II 5.375% 1/15/36	7,910,000	7,929,452
		52,327,206
Capital Goods — 6.49%
Amphenol
4.125% 11/15/30	2,150,000	2,133,444
4.40% 2/15/33	3,075,000	3,041,641
4.625% 2/15/36	3,855,000	3,790,233
5.30% 11/15/55	2,615,000	2,546,650

Ashtead Capital 144A 1.50% 8/12/26 #	8,495,000	8,311,517
Boeing
6.388% 5/1/31	1,335,000	1,452,753
6.858% 5/1/54	7,285,000	8,300,660

Carlisle 5.25% 9/15/35	7,965,000	8,107,481
Ferguson Enterprises 4.35% 3/15/31	3,155,000	3,138,488
Howmet Aerospace 5.95% 2/1/37	2,695,000	2,935,589
Hubbell 4.80% 11/15/35	3,375,000	3,362,582
Northrop Grumman
4.03% 10/15/47	1,805,000	1,482,999
4.65% 7/15/30	3,660,000	3,729,560
4.75% 6/1/43	1,280,000	1,190,301

RTX 6.40% 3/15/54	2,340,000	2,631,925
TransDigm 144A 6.875% 12/15/30 #	2,530,000	2,628,981
United Rentals North America 144A 6.125% 3/15/34 #	6,515,000	6,806,462
Vulcan Materials 5.35% 12/1/34	3,140,000	3,251,517
		68,842,783
NQ- 460 [1025] 1225 (5043116)    3

Schedule of investments
Nomura Corporate Bond Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications — 7.90%
AT&T
3.50% 9/15/53	3,240,000	$ 2,218,907
5.55% 11/1/45	2,865,000	2,812,537
5.70% 11/1/54	3,870,000	3,793,198
6.05% 8/15/56	1,815,000	1,867,045
6.30% 1/15/38	5,940,000	6,461,631
Meta Platforms
4.60% 11/15/32	1,045,000	1,050,559
4.875% 11/15/35	6,245,000	6,275,031
5.50% 11/15/45	3,695,000	3,665,620
5.625% 11/15/55	1,570,000	1,559,500

Rogers Communications 5.30% 2/15/34	5,385,000	5,447,237
SoftBank
144A 4.699% 7/9/30 #	6,455,000	6,509,800
144A 5.332% 7/9/35 #	5,650,000	5,712,481

Sprint Capital 6.875% 11/15/28	6,625,000	7,119,081
Time Warner Cable
6.55% 5/1/37	10,716,000	10,987,654
7.30% 7/1/38	2,930,000	3,155,244
T-Mobile USA
5.50% 1/15/55	3,295,000	3,181,286
5.875% 11/15/55	7,525,000	7,638,369

Verizon Communications 5.25% 4/2/35	2,695,000	2,727,092
Versant Media Group 144A 7.25% 1/30/31 #	1,614,000	1,646,203
		83,828,475
Consumer Cyclical — 6.27%
Ford Motor Credit 5.869% 10/31/35	6,255,000	6,182,168
General Motors 5.40% 4/1/48	4,695,000	4,317,058
General Motors Financial 5.625% 4/4/32	5,447,000	5,664,252
Gildan Activewear
144A 4.70% 10/7/30 #	2,515,000	2,504,735
144A 5.40% 10/7/35 #	4,280,000	4,264,925

Hyundai Capital America 144A 4.50% 9/18/30 #	9,165,000	9,148,872
Lowe's 4.25% 3/15/31	3,315,000	3,294,797
Royal Caribbean Cruises 5.375% 1/15/36	7,970,000	8,028,158
Uber Technologies
4.15% 1/15/31	5,415,000	5,366,171
4.80% 9/15/35	2,580,000	2,562,096

VICI Properties 4.95% 2/15/30	14,975,000	15,141,633
		66,474,865
4    NQ- 460 [1025] 1225 (5043116)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical — 8.36%
Bunge Limited Finance
2.75% 5/14/31	3,060,000	$ 2,812,354
4.20% 9/17/29	7,255,000	7,249,751
Cargill
144A 4.125% 10/23/30 #	3,030,000	3,015,080
144A 5.375% 10/23/55 #	3,960,000	3,864,592

Cigna Group 5.25% 1/15/36	7,543,000	7,664,877
CVS Health
5.45% 9/15/35	3,800,000	3,881,883
6.20% 9/15/55	2,000,000	2,055,692
6.75% 12/10/54 μ	4,852,000	5,046,798
EMD Finance
144A 4.625% 10/15/32 #	6,315,000	6,317,285
144A 5.00% 10/15/35 #	7,965,000	7,992,044

GE HealthCare Technologies 5.50% 6/15/35	5,030,000	5,214,878
HCA
5.45% 9/15/34	5,370,000	5,527,883
6.00% 4/1/54	2,795,000	2,835,290
6.20% 3/1/55	1,895,000	1,969,724

JBS USA Holding Lux 144A 5.50% 1/15/36 #	7,790,000	7,898,632
Royalty Pharma 5.20% 9/25/35	5,845,000	5,857,964
Sysco 5.10% 9/23/30	9,215,000	9,503,593
		88,708,320
Electric — 9.51%
American Electric Power
5.80% 3/15/56 μ	3,280,000	3,288,941
6.05% 3/15/56 μ	4,810,000	4,875,055

Appalachian Power 4.50% 8/1/32	1,646,000	1,631,851
Basin Electric Power Cooperative 144A 5.85% 10/15/55 #	3,105,000	3,114,321
Black Hills 4.55% 1/31/31	2,825,000	2,820,509
Capital Power US Holdings
144A 5.257% 6/1/28 #	5,005,000	5,101,984
144A 6.189% 6/1/35 #	6,985,000	7,317,217

Commonwealth Edison 5.95% 6/1/55	6,085,000	6,502,043
Constellation Energy Generation 5.75% 3/15/54	1,093,000	1,110,246
Dominion Energy
6.20% 2/15/56 μ	2,445,000	2,473,931
Series A 6.875% 2/1/55 μ	7,365,000	7,744,913

Enel Finance International 144A 4.125% 9/30/28 #	3,350,000	3,341,347
NQ- 460 [1025] 1225 (5043116)    5

Schedule of investments
Nomura Corporate Bond Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)

Entergy Mississippi 5.80% 4/15/55	7,560,000	$ 7,768,788
Kentucky Utilities 5.85% 8/15/55	8,050,000	8,313,203
Northern States Power 5.65% 5/15/55	8,200,000	8,466,419
NRG Energy
144A 4.734% 10/15/30 #	4,550,000	4,541,227
144A 5.407% 10/15/35 #	3,635,000	3,629,438
Oglethorpe Power
4.50% 4/1/47	1,230,000	1,050,362
5.25% 9/1/50	3,995,000	3,674,061

Oklahoma Gas & Electric 5.80% 4/1/55	5,850,000	6,020,900
PSEG Power 144A 5.20% 5/15/30 #	3,335,000	3,422,018
Vistra Operations 144A 4.30% 10/15/28 #	4,705,000	4,690,197
		100,898,971
Energy — 5.54%
Cheniere Energy Partners 144A 5.55% 10/30/35 #	3,715,000	3,803,703
ConocoPhillips 5.55% 3/15/54	2,205,000	2,173,820
Diamondback Energy 5.75% 4/18/54	7,300,000	7,041,524
Enbridge
4.90% 6/20/30	2,340,000	2,394,703
5.55% 6/20/35	3,665,000	3,790,106
Energy Transfer
6.25% 4/15/49	4,739,000	4,733,850
6.50% 2/15/56 μ	4,341,000	4,305,676
6.75% 2/15/56 μ	2,035,000	2,042,983

EOG Resources 5.00% 7/15/32	7,259,000	7,417,145
Occidental Petroleum 7.95% 6/15/39	4,062,000	4,807,044
ONEOK
5.70% 11/1/54	3,108,000	2,911,274
6.25% 10/15/55	2,877,000	2,883,559

Targa Resources 5.65% 2/15/36	6,165,000	6,328,779
Woodside Finance 5.70% 5/19/32	3,935,000	4,093,837
		58,728,003
Finance Companies — 4.59%
AerCap Ireland Capital DAC
3.85% 10/29/41	4,935,000	4,080,787
5.00% 11/15/35	6,505,000	6,437,648

Air Lease 4.125% 12/15/26 μ, ψ	5,762,000	5,556,734
Apollo Debt Solutions
6.70% 7/29/31	1,636,000	1,722,729
6.90% 4/13/29	1,750,000	1,833,041
6    NQ- 460 [1025] 1225 (5043116)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)
Ares Capital
5.10% 1/15/31	4,160,000	$ 4,103,267
5.50% 9/1/30	2,010,000	2,026,503

Ares Strategic Income Fund 144A 5.15% 1/15/31 #	6,890,000	6,759,211
Avolon Holdings Funding 144A 5.375% 5/30/30 #	5,485,000	5,631,073
Blackstone Private Credit Fund
5.05% 9/10/30	2,795,000	2,748,587
5.60% 11/22/29	1,420,000	1,436,790

Blackstone Secured Lending Fund 5.30% 6/30/30	3,670,000	3,671,224
Blue Owl Credit Income 6.60% 9/15/29	2,535,000	2,622,644
		48,630,238
Insurance — 7.61%
Athene Global Funding 144A 5.543% 8/22/35 #	2,615,000	2,646,968
Athene Holding
6.625% 5/19/55	2,455,000	2,573,440
6.875% 6/28/55 μ	2,189,000	2,204,592

Chubb INA Holdings 4.90% 8/15/35	3,300,000	3,325,922
Elevance Health 5.70% 9/15/55	7,460,000	7,427,394
Equitable America Global Funding 144A 4.70% 9/15/32 #	4,820,000	4,812,272
Fortitude Global Funding 144A 4.625% 10/6/28 #	6,535,000	6,545,629
Guardian Life Global Funding 144A 4.673% 9/5/32 #	3,875,000	3,902,220
Henneman Trust 144A 6.58% 5/15/55 #	6,240,000	6,617,710
Metropolitan Life Global Funding I 144A 4.90% 1/9/30 #	6,210,000	6,367,443
Northwestern Mutual Global Funding 144A 4.96% 1/13/30 #	8,835,000	9,085,090
Pine Street Trust III 144A 6.223% 5/15/54 #	3,175,000	3,290,573
Pricoa Global Funding I 144A 4.75% 8/26/32 #	4,720,000	4,748,577
Sumitomo Life Insurance 144A 5.875% 9/10/55 #, μ	6,830,000	6,980,670
Western-Southern Global Funding 144A 4.90% 5/1/30 #	5,580,000	5,721,844
Wynnton Funding Trust II 144A 5.991% 8/15/55 #	4,345,000	4,467,238
		80,717,582
Natural Gas — 0.28%
NiSource 5.85% 4/1/55	2,855,000	2,916,691
		2,916,691
REIT — 2.33%
American Homes 4 Rent 4.95% 6/15/30	3,515,000	3,582,641
AvalonBay Communities 5.00% 8/1/35	2,630,000	2,655,795
NQ- 460 [1025] 1225 (5043116)    7

Schedule of investments
Nomura Corporate Bond Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
REIT (continued)
Brixmor Operating Partnership 5.20% 4/1/32	3,670,000	$ 3,759,797
Extra Space Storage 5.40% 6/15/35	7,335,000	7,511,874
Simon Property Group
2.65% 2/1/32	2,000,000	1,794,893
5.125% 10/1/35	5,365,000	5,438,050
		24,743,050
Technology — 7.14%
Broadcom 4.20% 10/15/30	3,855,000	3,848,746
CDW 3.276% 12/1/28	6,485,000	6,272,727
CoStar Group 144A 2.80% 7/15/30 #	7,012,000	6,419,206
Entegris 144A 4.75% 4/15/29 #	4,410,000	4,386,714
Foundry JV Holdco
144A 6.10% 1/25/36 #	4,820,000	5,097,383
144A 6.25% 1/25/35 #	1,810,000	1,928,173
Leidos
5.40% 3/15/32	4,275,000	4,436,946
5.50% 3/15/35	5,565,000	5,785,463

NXP 4.30% 8/19/28	4,160,000	4,167,565
Oracle
4.70% 9/27/34	7,745,000	7,441,257
5.20% 9/26/35	4,850,000	4,778,454
5.875% 9/26/45	3,145,000	3,030,740
5.95% 9/26/55	3,925,000	3,724,009
6.00% 8/3/55	2,520,000	2,412,710

Sensata Technologies 144A 3.75% 2/15/31 #	4,730,000	4,400,524
Verisk Analytics 4.50% 8/15/30	4,730,000	4,752,970
WULF Compute 144A 7.75% 10/15/30 #	2,680,000	2,786,007
		75,669,594
Total Corporate Bonds (cost $1,020,092,727)		1,031,850,134

Non-Agency Asset-Backed Securities — 1.33%
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	13,700,000	14,112,200
Total Non-Agency Asset-Backed Securities (cost $13,695,096)		14,112,200
8    NQ- 460 [1025] 1225 (5043116)

	Number of shares	Value (US $)
Common Stock — 0.03%♣
Financials — 0.03%
MNSN Holdings =, †	5,640	$ 299,625
Total Common Stock (cost $42,300)		299,625

Convertible Preferred Stock — 0.11%♣
Energy — 0.11%
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	22,731	1,120,184
Total Convertible Preferred Stock (cost $1,136,296)		1,120,184

Preferred Stock — 0.33%♣
Financials — 0.33%
SVB Financial Trust 11/7/29 †	6,431	3,504,895
Total Preferred Stock (cost $3,258,872)		3,504,895
	Number of contracts
Options Purchased — 0.00%
Futures Call Options — 0.00%
US Treasury 10 yr Notes, strike price $113.5, expiration date 11/21/25, notional amount $3,405,000,000	300	51,563
Total Options Purchased (cost $235,161)		51,563
	Number of shares
Short-Term Investments — 2.05%
Money Market Mutual Funds — 2.05%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.98%)	5,441,686	5,441,686
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.01%)	5,441,686	5,441,686
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.09%)	5,441,686	5,441,686
NQ- 460 [1025] 1225 (5043116)    9

Schedule of investments
Nomura Corporate Bond Fund
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.00%)	5,441,687	$ 5,441,687
Total Short-Term Investments (cost $21,766,745)		21,766,745
Total Value of Securities—101.92% (cost $1,068,487,197)		1,080,969,674

Liabilities Net of Receivables and Other Assets—(1.92%)★		(20,394,360)
Net Assets Applicable to 68,558,282 Shares Outstanding—100.00%		$1,060,575,314
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2025, the aggregate value of Rule 144A securities was $268,074,865, which represents 25.28% of the Fund’s net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
★	Includes $1,837,128 cash collateral held at broker for futures contracts as of October 31, 2025.
10    NQ- 460 [1025] 1225 (5043116)

The following futures contracts were outstanding at October 31, 2025:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(477)	US Treasury 5 yr Notes	$(52,093,618)	$(52,185,778)	12/31/25	$92,160	$—	$—
731	US Treasury 10 yr Notes	82,363,144	82,505,781	12/19/25	—	(142,637)	(25,461)
(1,696)	US Treasury 10 yr Ultra Notes	(195,861,509)	(195,445,412)	12/19/25	—	(416,097)	105,595
528	US Treasury Long Bonds	61,941,000	62,097,055	12/19/25	—	(156,055)	(148,500)
299	US Treasury Ultra Bonds	36,263,094	36,172,559	12/19/25	90,535	—	(154,410)
Total Futures Contracts			$(66,855,795)		$182,695	$(714,789)	$(222,776)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
REIT – Real Estate Investment Trust
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
NQ- 460 [1025] 1225 (5043116)    11

Schedule of investments
Nomura Corporate Bond Fund
Summary of abbreviations: (continued)
TBD – To be determined
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
12    NQ- 460 [1025] 1225 (5043116)